Expense Example - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Dividend Growth Fund - Class A
Expense Example:
1 year	$ 681
3 years	905
5 years	1,146
10 years	1,838
Fidelity Advisor Dividend Growth Fund - Class C
Expense Example:
1 year	288
3 years	582
5 years	1,001
10 years	1,973
Fidelity Advisor Dividend Growth Fund - Class M
Expense Example:
1 year	482
3 years	760
5 years	1,058
10 years	1,906
Fidelity Advisor Dividend Growth Fund - Class I
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	1,049
Fidelity Advisor Dividend Growth Fund - Class Z
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	$ 883